SCHEDULE OF PROVISION FOR FEDERAL INCOME TAX (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Current operations:	$ 10,299,000	$ 12,583,000
Less: valuation allowance	(10,299,000)	(12,580,487)
Net provision for federal income taxes		$ 2,513